Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,287,000
Previously Paid Amount	0.00
Total Fee Amount	197.04
Total Offset Amount	0.00
Net Fee	197.04
Narrative - Max Aggregate Offering Price	$ 1,287,000
Final Prospectus	true